Condensed Consolidating Statement of Cash Flow (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 151,325	$ 137,401	$ (573,919)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries		0
Provision for loan losses	575,720	1,011,880	1,405,807
Amortization of intangibles	9,654	9,173	9,482
Depreciation and amortization of premises and equipment	46,446	58,861	64,451
Net (accretion of discounts) amortization of premiums and deferred fees	(113,046)	(254,879)	71,534
Impairment losses on net assets to be disposed of	4,255	0	0
Impaiment losses on long-lives assets	0	0	1,545
Fair value adjustments of mortgage servicing rights	37,061	22,859	32,960
Fair value change in equity appreciation instrument	(8,323)	(42,555)	0
FDIC loss share (income) expense	(66,791)	25,751	0
FDIC deposit insurance expense	93,728	67,644	76,796
Adjustments (expense) to indemnity reserves on loans sold	33,068	72,013	40,211
Losses (earnings) from investments under equity method	(33,769)	(9,863)	(17,695)
Earnings from changes in fair value related to instruments measured at fair value pursuant to the fair value option	0	0	(1,674)
Stock or Unit Option Plan Expense	0	0	202
Deferred income tax expense (benefit)	5,862	(12,127)	(86,682)
Deferred Income Tax Expense Benefit Continuing Discontinued Operations			(79,890)
Loss Gain [Abstract]
Disposition of premises and equipment	(5,526)	(1,812)	(412)
Early extinguishment of debt	693	1,171	(78,300)
Sale and valuation adjustments of investment securities	(10,844)	(3,992)	(219,546)
Sale of loans, including valuation adjustments on loans held-for-sale	(30,891)	(15,874)	57
Sale of equity method investment	(16,907)	0	0
Sale of processing and technology business, net of transaction costs	0	(616,186)	0
Acquisitions of loans held-for-sale	(346,004)	(307,629)	(354,472)
Proceeds from sale of loans held-for-sale	165,335	81,370	79,264
Net disbursements on loans held-for-sale	(793,094)	(735,095)	(1,129,554)
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	1,143,029	721,398	1,542,470
Accrued income receivable	25,449	11,315	30,601
Other assets	22,329	(3,559)	(259,756)
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	(12,471)	(29,562)	(47,695)
Pension and other postretirement benefit obligations	(111,288)	(11,060)	19,599
Other liabilities	(88,327)	(13,484)	16,837
Total adjustments	525,348	25,758	1,202,822
Net cash (used in) provided by operating activities	676,673	163,159	628,903
Cash flows from investing activities:
Change In Money Market Investments	(396,879)	119,741	(208,143)
Purchases of investment securities:
Available-for-sale	(1,357,080)	(764,042)	(4,193,290)
Held-to-maturity	(74,538)	(97,188)	(59,562)
Other	(172,775)	(64,591)	(38,913)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	1,360,386	1,865,879	1,631,607
Held-to-maturity	67,236	188,129	141,566
Other	154,114	123,836	75,101
Proceeds from sale of investment securities available for sale	262,443	397,086	3,825,313
Proceeds from sale of other investment securities	5,094	0	52,294
Net repayments on loans	1,136,058	1,539,246	1,053,747
Proceeds from sale of loans	293,109	34,011	328,170
Acquisition of loan portfolios	(1,131,388)	(256,406)	(72,675)
Payments Received From F D I C Sharing Agreements	561,111	0	0
Cash received from acquisitions	(855)	261,311	0
Net proceeds from sale of equity method investments	31,503	0	0
Net proceeds from sale of processing and technology business	0	642,322	0
Capital Contribution Subsidiaries		0
Mortgage servicing rights purchased	(1,732)	(1,041)	(1,364)
Acquisition of premises and equipment	(50,043)	(66,855)	(69,640)
Proceeds from sale of: [Abstract]
Premises and equipment	14,939	14,460	40,243
Foreclosed assets	198,490	141,236	149,947
Net cash (used in) provided by investing activities	899,193	4,077,134	2,654,401
Net Increase Decrease In [Abstract]
Deposits	1,179,943	(1,553,486)	(1,625,598)
Federal funds purchased and assets sold under agreements to repurchase	(271,453)	(220,240)	(918,818)
Other short-term borrowings	(68,022)	356,896	2,392
Payments of notes payable	(2,769,477)	(4,260,578)	(813,077)
Proceeds from issuance of notes payable	432,568	111,101	60,675
Proceeds from issuance of common stock	7,690	153	0
Net proceeds from issuance of depository shares	0	1,101,773	0
Dividends paid to parent company		0	0
Dividends paid	(3,723)	(310)	(71,438)
Issuance cost and fees paid on exchange of preferred stock and trust preferred securities	0	0	(25,080)
Treasury stock acquired	(483)	(559)	(17)
Return of capital		0	0
Capital contribution from parent		0	0
Net cash (used in) provided by financing activities	(1,492,957)	(4,465,250)	(3,390,961)
Net (decrease) increase in cash and due from banks	82,909	(224,957)	(107,657)
Cash and due from banks at beginning of period	452,373	677,330	784,987
Cash and due from banks at end of period	535,282	452,373	677,330
Popular, Inc. Holding Co.
Cash flows from operating activities:
Net income (loss)	151,325	137,401	(573,919)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	(189,502)	462,118	729,953
Provision for loan losses	0	0	0
Amortization of intangibles	0	0	0
Depreciation and amortization of premises and equipment	750	785	1,573
Net (accretion of discounts) amortization of premiums and deferred fees	25,042	21,282	7,100
Impairment losses on net assets to be disposed of	0	0
Impaiment losses on long-lives assets			0
Fair value adjustments of mortgage servicing rights	0	0	0
Fair value change in equity appreciation instrument	0	0	0
FDIC loss share (income) expense	0	0	0
FDIC deposit insurance expense	0	0	0
Adjustments (expense) to indemnity reserves on loans sold	0	0	0
Losses (earnings) from investments under equity method	(14,186)	(3,402)	(692)
Earnings from changes in fair value related to instruments measured at fair value pursuant to the fair value option			0
Stock or Unit Option Plan Expense			91
Deferred income tax expense (benefit)	13,965	8,831	(1,850)
Loss Gain [Abstract]
Disposition of premises and equipment	7	2	3,006
Early extinguishment of debt	0	0	(26,439)
Sale and valuation adjustments of investment securities	0	0	(3,008)
Sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Sale of equity method investment	(5,493)
Sale of processing and technology business, net of transaction costs		(616,186)	0
Acquisitions of loans held-for-sale	0	0	0
Proceeds from sale of loans held-for-sale	0	0	0
Net disbursements on loans held-for-sale	0	0	0
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	0	0	0
Accrued income receivable	(2)	(1,390)	913
Other assets	6,808	7,866	17,282
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	(3,467)	(528)	6,455
Pension and other postretirement benefit obligations	0	0	0
Other liabilities	(84,434)	42,578	(1,797)
Total adjustments	(250,512)	(78,044)	732,587
Net cash (used in) provided by operating activities	(99,187)	59,357	158,668
Cash flows from investing activities:
Change In Money Market Investments	(42,237)	49	89,643
Purchases of investment securities:
Available-for-sale	0	(35,000)	(249,603)
Held-to-maturity	(37,093)	(52,796)	(51,539)
Other	0	0	0
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	0	0	14,226
Held-to-maturity	62,980	297,747	27,318
Other	0	0	0
Proceeds from sale of investment securities available for sale	0	0	426,666
Proceeds from sale of other investment securities	0	0	0
Net repayments on loans	226,415	(366,450)	717,578
Proceeds from sale of loans	0	0	0
Acquisition of loan portfolios	0	0	0
Payments Received From F D I C Sharing Agreements	0
Cash received from acquisitions	0	0	0
Net proceeds from sale of equity method investments	(10,690)
Net proceeds from sale of processing and technology business		617,976	0
Capital Contribution Subsidiaries	0	(1,345,000)	(940,000)
Transfer os shares of a subsidiary	0	0	(42,971)
Mortgage servicing rights purchased	0	0	0
Acquisition of premises and equipment	(594)	(890)	(310)
Proceeds from sale of: [Abstract]
Premises and equipment	135	183	14,943
Foreclosed assets	0	74	47
Net cash (used in) provided by investing activities	198,916	(884,107)	5,998
Net Increase Decrease In [Abstract]
Deposits	0	0	0
Federal funds purchased and assets sold under agreements to repurchase	0	0	(44,471)
Other short-term borrowings	0	(24,225)	(18,544)
Prepayment penalties paid on cancellation of debt		0	0
Payments of notes payable	(100,000)	(250,000)	0
Proceeds from issuance of notes payable	0	0	0
Proceeds from issuance of common stock	7,690	153	0
Net proceeds from issuance of depository shares	0	1,100,155	0
Dividends paid to parent company	0	0	0
Dividends paid	(3,723)	(310)	(71,438)
Issuance cost and fees paid on exchange of preferred stock and trust preferred securities			(29,024)
Treasury stock acquired	(483)	(559)	(17)
Return of capital	1,514	0	0
Capital contribution from parent	0	0	0
Net cash (used in) provided by financing activities	(95,002)	825,214	(163,494)
Net (decrease) increase in cash and due from banks	4,727	464	1,172
Cash and due from banks at beginning of period	1,638	1,174	2
Cash and due from banks at end of period	6,365	1,638	1,174
PIBI Holding Co.
Cash flows from operating activities:
Net income (loss)	10,742	(352,645)	(744,628)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	13,398	378,892	759,011
Provision for loan losses	0	0	0
Amortization of intangibles	0	0	0
Depreciation and amortization of premises and equipment	0	0	0
Net (accretion of discounts) amortization of premiums and deferred fees	0	0	0
Impairment losses on net assets to be disposed of	4,255	0
Impaiment losses on long-lives assets			0
Fair value adjustments of mortgage servicing rights	0	0	0
Fair value change in equity appreciation instrument	0	0	0
FDIC loss share (income) expense	0	0	0
FDIC deposit insurance expense	0	0	0
Adjustments (expense) to indemnity reserves on loans sold	0	0	0
Losses (earnings) from investments under equity method	(20,083)	(21,807)	(16,558)
Earnings from changes in fair value related to instruments measured at fair value pursuant to the fair value option			0
Stock or Unit Option Plan Expense			0
Deferred income tax expense (benefit)	3,735	0	0
Loss Gain [Abstract]
Disposition of premises and equipment	0	0	0
Early extinguishment of debt	0	0	0
Sale and valuation adjustments of investment securities	87	0	10,934
Sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Sale of equity method investment	(11,414)
Sale of processing and technology business, net of transaction costs		0	0
Acquisitions of loans held-for-sale	0	0	0
Proceeds from sale of loans held-for-sale	0	0	0
Net disbursements on loans held-for-sale	0	0	0
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	0	0	0
Accrued income receivable	(17)	94	347
Other assets	10,666	6,689	6,712
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	0	0	0
Pension and other postretirement benefit obligations	0	0	0
Other liabilities	(7,524)	3,882	(77)
Total adjustments	(6,897)	367,750	760,369
Net cash (used in) provided by operating activities	3,845	15,105	15,741
Cash flows from investing activities:
Change In Money Market Investments	(7,944)	48,632	(15,530)
Purchases of investment securities:
Available-for-sale	0	0	0
Held-to-maturity	(1,000)	0	0
Other	0	0	0
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	0	0	0
Held-to-maturity	1,000	250	0
Other	0	0	0
Proceeds from sale of investment securities available for sale	0	0	0
Proceeds from sale of other investment securities	0	0	0
Net repayments on loans	193	231	0
Proceeds from sale of loans	0	0	0
Acquisition of loan portfolios	0	0	0
Payments Received From F D I C Sharing Agreements	0
Cash received from acquisitions	0	0	0
Net proceeds from sale of equity method investments	42,193
Net proceeds from sale of processing and technology business		0	0
Capital Contribution Subsidiaries	(37,000)	(745,000)	(940,000)
Transfer os shares of a subsidiary			0
Mortgage servicing rights purchased	0	0	0
Acquisition of premises and equipment	0	0	0
Proceeds from sale of: [Abstract]
Premises and equipment	0	0	0
Foreclosed assets	0	0	0
Net cash (used in) provided by investing activities	(2,558)	(695,887)	(955,530)
Net Increase Decrease In [Abstract]
Deposits	0	0	0
Federal funds purchased and assets sold under agreements to repurchase	0	0	0
Other short-term borrowings	0	0	0
Prepayment penalties paid on cancellation of debt		0	0
Payments of notes payable	0	0	0
Proceeds from issuance of notes payable	0	0	0
Proceeds from issuance of common stock	0	0	0
Net proceeds from issuance of depository shares	0	0	0
Dividends paid to parent company	0	(63,900)	0
Dividends paid	0	0	0
Issuance cost and fees paid on exchange of preferred stock and trust preferred securities			0
Treasury stock acquired	0	0	0
Return of capital	(1,514)		0
Capital contribution from parent	0	745,000	940,000
Net cash (used in) provided by financing activities	(1,514)	681,100	940,000
Net (decrease) increase in cash and due from banks	(227)	318	211
Cash and due from banks at beginning of period	618	300	89
Cash and due from banks at end of period	391	618	300
PNA Holding Co.
Cash flows from operating activities:
Net income (loss)	(12,800)	(373,162)	(762,101)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	(19,206)	338,246	755,277
Provision for loan losses	0	0	0
Amortization of intangibles	0	0	0
Depreciation and amortization of premises and equipment	3	3	3
Net (accretion of discounts) amortization of premiums and deferred fees	176	275	493
Impairment losses on net assets to be disposed of	0	0
Impaiment losses on long-lives assets			0
Fair value adjustments of mortgage servicing rights	0	0	0
Fair value change in equity appreciation instrument	0	0	0
FDIC loss share (income) expense	0	0	0
FDIC deposit insurance expense	0	0	0
Adjustments (expense) to indemnity reserves on loans sold	0	0	0
Losses (earnings) from investments under equity method	500	3,981	1,184
Earnings from changes in fair value related to instruments measured at fair value pursuant to the fair value option			0
Stock or Unit Option Plan Expense			0
Deferred income tax expense (benefit)	(932)	0	(2,601)
Loss Gain [Abstract]
Disposition of premises and equipment	0	0	0
Early extinguishment of debt	0	0	(51,898)
Sale and valuation adjustments of investment securities	0	0	0
Sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Sale of equity method investment	0
Sale of processing and technology business, net of transaction costs		0	0
Acquisitions of loans held-for-sale	0	0	0
Proceeds from sale of loans held-for-sale	0	0	0
Net disbursements on loans held-for-sale	0	0	0
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	0	0	0
Accrued income receivable	0	20	1,728
Other assets	2,316	2,077	1,020
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	(56)	81	(11,605)
Pension and other postretirement benefit obligations	0	0	0
Other liabilities	(2,354)	1,540	3,796
Total adjustments	(19,553)	346,223	697,397
Net cash (used in) provided by operating activities	(32,353)	(26,939)	(64,704)
Cash flows from investing activities:
Change In Money Market Investments	(291)	(23)	450,008
Purchases of investment securities:
Available-for-sale	0	0	0
Held-to-maturity	0	0	0
Other	0	0	0
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	0	0	0
Held-to-maturity	0	0	0
Other	0	0	0
Proceeds from sale of investment securities available for sale	0	0	0
Proceeds from sale of other investment securities	0	0	0
Net repayments on loans	0	0	12,800
Proceeds from sale of loans	0	0	0
Acquisition of loan portfolios	0	0	0
Payments Received From F D I C Sharing Agreements	0
Cash received from acquisitions	0	0	0
Net proceeds from sale of equity method investments	0
Net proceeds from sale of processing and technology business		0	0
Capital Contribution Subsidiaries	0	(745,000)	(590,000)
Transfer os shares of a subsidiary			42,971
Mortgage servicing rights purchased	0	0	0
Acquisition of premises and equipment	0	0	0
Proceeds from sale of: [Abstract]
Premises and equipment	0	0	0
Foreclosed assets	0	0	0
Net cash (used in) provided by investing activities	(291)	(745,023)	(84,221)
Net Increase Decrease In [Abstract]
Deposits	0	0	0
Federal funds purchased and assets sold under agreements to repurchase	0	0	0
Other short-term borrowings	(2,000)	31,800	200
Prepayment penalties paid on cancellation of debt		0	0
Payments of notes payable	(3,000)	(4,000)	(798,880)
Proceeds from issuance of notes payable	0	0	675
Proceeds from issuance of common stock	0	0	0
Net proceeds from issuance of depository shares	0	0	0
Dividends paid to parent company	0	0	0
Dividends paid	0	0	0
Issuance cost and fees paid on exchange of preferred stock and trust preferred securities			0
Treasury stock acquired	0	0	0
Return of capital	0	0	0
Capital contribution from parent	37,000	745,000	940,000
Net cash (used in) provided by financing activities	32,000	772,800	141,995
Net (decrease) increase in cash and due from banks	(644)	838	(6,930)
Cash and due from banks at beginning of period	1,576	738	7,668
Cash and due from banks at end of period	932	1,576	738
Other Subsidiaries [Member]
Cash flows from operating activities:
Net income (loss)	216,599	(275,303)	(545,481)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	0	0	0
Provision for loan losses	575,720	1,011,880	1,405,807
Amortization of intangibles	9,654	9,173	9,482
Depreciation and amortization of premises and equipment	45,693	58,073	62,875
Net (accretion of discounts) amortization of premiums and deferred fees	(137,614)	(275,786)	64,212
Impairment losses on net assets to be disposed of	0	0
Impaiment losses on long-lives assets			1,545
Fair value adjustments of mortgage servicing rights	37,061	22,859	32,960
Fair value change in equity appreciation instrument	(8,323)	(42,555)	0
FDIC loss share (income) expense	(66,791)	25,751	0
FDIC deposit insurance expense	93,728	67,644	76,796
Adjustments (expense) to indemnity reserves on loans sold	33,068	72,013	40,211
Losses (earnings) from investments under equity method	0	(2,354)	90
Earnings from changes in fair value related to instruments measured at fair value pursuant to the fair value option			(1,674)
Stock or Unit Option Plan Expense			111
Deferred income tax expense (benefit)	(11,414)	(23,392)	(100,308)
Loss Gain [Abstract]
Disposition of premises and equipment	(5,533)	(1,814)	(3,418)
Early extinguishment of debt	693	1,171	1,959
Sale and valuation adjustments of investment securities	(10,931)	(3,992)	(229,530)
Sale of loans, including valuation adjustments on loans held-for-sale	(30,891)	(15,874)	57
Sale of equity method investment	0
Sale of processing and technology business, net of transaction costs		0	0
Acquisitions of loans held-for-sale	(346,004)	(307,629)	(354,472)
Proceeds from sale of loans held-for-sale	165,335	81,370	79,264
Net disbursements on loans held-for-sale	(793,094)	(735,095)	(1,129,554)
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	1,143,029	721,398	1,542,470
Accrued income receivable	25,276	12,650	29,553
Other assets	(3,993)	24,368	(271,464)
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	(8,968)	(29,201)	(44,485)
Pension and other postretirement benefit obligations	(111,288)	(11,060)	19,599
Other liabilities	3,342	(64,861)	24,623
Total adjustments	597,755	594,737	1,256,709
Net cash (used in) provided by operating activities	814,354	319,434	711,228
Cash flows from investing activities:
Change In Money Market Investments	(378,659)	119,710	(208,181)
Purchases of investment securities:
Available-for-sale	(1,357,080)	(746,192)	(4,135,171)
Held-to-maturity	(36,445)	(44,392)	(8,023)
Other	(172,775)	(64,591)	(38,913)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	1,360,386	1,865,879	1,617,381
Held-to-maturity	3,256	135,132	114,248
Other	154,114	123,836	75,101
Proceeds from sale of investment securities available for sale	262,443	397,086	3,590,131
Proceeds from sale of other investment securities	5,094	0	52,294
Net repayments on loans	1,130,157	1,591,839	1,065,164
Proceeds from sale of loans	293,109	34,011	328,170
Acquisition of loan portfolios	(1,131,388)	(256,406)	(72,675)
Payments Received From F D I C Sharing Agreements	561,111
Cash received from acquisitions	(855)	261,311	0
Net proceeds from sale of equity method investments	0
Net proceeds from sale of processing and technology business		24,346	0
Capital Contribution Subsidiaries	0	0	0
Transfer os shares of a subsidiary			0
Mortgage servicing rights purchased	(1,732)	(1,041)	(1,364)
Acquisition of premises and equipment	(49,449)	(65,965)	(69,330)
Proceeds from sale of: [Abstract]
Premises and equipment	14,804	14,277	25,300
Foreclosed assets	198,490	141,162	149,900
Net cash (used in) provided by investing activities	854,581	3,530,002	2,484,032
Net Increase Decrease In [Abstract]
Deposits	1,199,762	(1,582,367)	(2,058,240)
Federal funds purchased and assets sold under agreements to repurchase	(247,393)	(220,240)	(964,027)
Other short-term borrowings	(284,322)	636,696	(721,059)
Prepayment penalties paid on cancellation of debt		0	0
Payments of notes payable	(2,666,477)	(4,253,578)	(14,197)
Proceeds from issuance of notes payable	432,568	110,870	60,000
Proceeds from issuance of common stock	0	0	0
Net proceeds from issuance of depository shares	0	0	0
Dividends paid to parent company	(20,000)	(111,700)	(188,125)
Dividends paid	0	0	0
Issuance cost and fees paid on exchange of preferred stock and trust preferred securities			0
Treasury stock acquired	0	0	0
Return of capital	0	0	0
Capital contribution from parent	0	1,345,000	590,000
Net cash (used in) provided by financing activities	(1,585,862)	(4,075,319)	(3,295,648)
Net (decrease) increase in cash and due from banks	83,073	(225,883)	(100,388)
Cash and due from banks at beginning of period	451,723	677,606	777,994
Cash and due from banks at end of period	534,796	451,723	677,606
Elimination
Cash flows from operating activities:
Net income (loss)	(214,541)	1,001,110	2,052,210
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	195,310	(1,179,256)	(2,244,241)
Provision for loan losses	0	0	0
Amortization of intangibles	0	0	0
Depreciation and amortization of premises and equipment	0	0	0
Net (accretion of discounts) amortization of premiums and deferred fees	(650)	(650)	(271)
Impairment losses on net assets to be disposed of	0	0
Impaiment losses on long-lives assets			0
Fair value adjustments of mortgage servicing rights	0	0	0
Fair value change in equity appreciation instrument	0	0	0
FDIC loss share (income) expense	0	0	0
FDIC deposit insurance expense	0	0	0
Adjustments (expense) to indemnity reserves on loans sold	0	0	0
Losses (earnings) from investments under equity method	0	13,719	(1,719)
Earnings from changes in fair value related to instruments measured at fair value pursuant to the fair value option			0
Stock or Unit Option Plan Expense			0
Deferred income tax expense (benefit)	508	2,434	24,869
Loss Gain [Abstract]
Disposition of premises and equipment	0	0	0
Early extinguishment of debt	0	0	(1,922)
Sale and valuation adjustments of investment securities	0	0	2,058
Sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Sale of equity method investment	0
Sale of processing and technology business, net of transaction costs		0	0
Acquisitions of loans held-for-sale	0	0	0
Proceeds from sale of loans held-for-sale	0	0	0
Net disbursements on loans held-for-sale	0	0	0
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	0	0	0
Accrued income receivable	192	(59)	(1,940)
Other assets	6,532	(44,559)	(13,306)
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	20	86	1,940
Pension and other postretirement benefit obligations	0	0	0
Other liabilities	2,643	3,377	(9,708)
Total adjustments	204,555	(1,204,908)	(2,244,240)
Net cash (used in) provided by operating activities	(9,986)	(203,798)	(192,030)
Cash flows from investing activities:
Change In Money Market Investments	32,252	(48,627)	(524,083)
Purchases of investment securities:
Available-for-sale	0	17,150	191,484
Held-to-maturity	0	0	0
Other	0	0	0
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	0	0	0
Held-to-maturity	0	(245,000)	0
Other	0	0	0
Proceeds from sale of investment securities available for sale	0	0	(191,484)
Proceeds from sale of other investment securities	0	0	0
Net repayments on loans	(220,707)	313,626	(741,795)
Proceeds from sale of loans	0	0	0
Acquisition of loan portfolios	0	0	0
Payments Received From F D I C Sharing Agreements	0
Cash received from acquisitions	0	0	0
Net proceeds from sale of equity method investments	0
Net proceeds from sale of processing and technology business		0	0
Capital Contribution Subsidiaries	37,000	2,835,000	2,470,000
Transfer os shares of a subsidiary			0
Mortgage servicing rights purchased	0	0	0
Acquisition of premises and equipment	0	0	0
Proceeds from sale of: [Abstract]
Premises and equipment	0	0	0
Foreclosed assets	0	0	0
Net cash (used in) provided by investing activities	(151,455)	2,872,149	1,204,122
Net Increase Decrease In [Abstract]
Deposits	(19,819)	28,881	432,642
Federal funds purchased and assets sold under agreements to repurchase	(24,060)	0	89,680
Other short-term borrowings	218,300	(287,375)	741,795
Prepayment penalties paid on cancellation of debt		0	0
Payments of notes payable	0	247,000	0
Proceeds from issuance of notes payable	0	231	0
Proceeds from issuance of common stock	0	0	0
Net proceeds from issuance of depository shares	0	1,618	0
Dividends paid to parent company	20,000	175,600	188,125
Dividends paid	0	0	0
Issuance cost and fees paid on exchange of preferred stock and trust preferred securities			3,944
Treasury stock acquired	0	0	0
Return of capital	0	0	0
Capital contribution from parent	(37,000)	(2,835,000)	(2,470,000)
Net cash (used in) provided by financing activities	157,421	(2,669,045)	(1,013,814)
Net (decrease) increase in cash and due from banks	(4,020)	(694)	(1,722)
Cash and due from banks at beginning of period	(3,182)	(2,488)	(766)
Cash and due from banks at end of period	$ (7,202)	$ (3,182)	$ (2,488)